UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curran Investment Management
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah L. Rojas
Title:     Chief Compliance Officer
Phone:     (518) 391-4270

Signature, Place, and Date of Signing:

       /s/ Deborah L. Rojas     Albany, NY     August 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $126,707 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8854   189795 SH       SOLE                   188320              1475
ADOBE SYS INC                  COM              00724F101     1155    18415 SH       SOLE                    18415
ALTRIA GROUP INC               COM              02209S103     4443    72711 SH       SOLE                    72506               205
AMGEN INC                      COM              031162100      476     7422 SH       SOLE                     7237               185
ANSYS INC                      COM              03662Q105      218     6790 SH       SOLE                     6790
APOLLO GROUP INC               CL A             037604105      815    10100 SH       SOLE                    10100
BED BATH & BEYOND INC          COM              075896100     8072   202671 SH       SOLE                   201226              1445
CATALINA MARKETING CORP        COM              148867104    14183   478664 SH       SOLE                   475094              3570
CISCO SYS INC                  COM              17275R102     8206   424746 SH       SOLE                   421556              3190
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      211     4980 SH       SOLE                     4980
COOPER COS INC                 COM NEW          216648402      261     3695 SH       SOLE                     3695
CORINTHIAN COLLEGES INC        COM              218868107      380    20145 SH       SOLE                    20145
DELL INC                       COM              24702R101     1902    45145 SH       SOLE                    45145
DIONEX CORP                    COM              254546104      275     4845 SH       SOLE                     4845
DOLLAR TREE STORES INC         COM              256747106      577    20070 SH       SOLE                    20070
FEDERAL NATL MTG ASSN          COM              313586109     1999    28073 SH       SOLE                    28073
FOREST LABS INC                COM              345838106      877    19560 SH       SOLE                    19560
GARMIN LTD                     ORD              G37260109      476     7820 SH       SOLE                     7820
HARLEY DAVIDSON INC            COM              412822108     3226    53109 SH       SOLE                    52784               325
HEARTLAND EXPRESS INC          COM              422347104     1566    69705 SH       SOLE                    69705
INTEL CORP                     COM              458140100     7833   334901 SH       SOLE                   332346              2555
JOHNSON & JOHNSON              COM              478160104     6626   104478 SH       SOLE                   103493               985
LEXMARK INTL NEW               CL A             529771107     1072    12615 SH       SOLE                    12615
MATTEL INC                     COM              577081102     8612   441861 SH       SOLE                   438716              3145
MICROS SYS INC                 COM              594901100      446     5715 SH       SOLE                     5715
MICROSOFT CORP                 COM              594918104      518    19396 SH       SOLE                    19396
NOKIA CORP                     SPONSORED ADR    654902204     8761   559086 SH       SOLE                   554871              4215
ORACLE CORP                    COM              68389X105     3121   227458 SH       SOLE                   225973              1485
PEPSICO INC                    COM              713448108     2019    38670 SH       SOLE                    38670
PFIZER INC                     COM              717081103     1525    56725 SH       SOLE                    56725
PLANTRONICS INC NEW            COM              727493108      394     9495 SH       SOLE                     9495
SEI INVESTMENTS CO             COM              784117103     2292    54665 SH       SOLE                    54290               375
SLM CORP                       COM              78442P106    11262   210941 SH       SOLE                   209456              1485
STATE STR CORP                 COM              857477103     1232    25085 SH       SOLE                    25085
TRUSTCO BK CORP N Y            COM              898349105     2111   153061 SH       SOLE                   151856              1205
WATERS CORP                    COM              941848103     1278    27305 SH       SOLE                    27305
WELLS FARGO & CO NEW           COM              949746101     9433   151774 SH       SOLE                   150564              1210